COMBINED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 595,288	$ 480,280	$ 38,219
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	107,643	69,852	66,391
Allowance for doubtful accounts	708	527	(428)
Amortization of deferred financing costs	6,394	3,872	3,356
Amortization of original issue discount	513	512	356
Amortization of original issue premium	(2,848)	(148)
Loss on disposition of assets	1,206	2,661	1,606
Loss on extinguishment of debt	37,540	2,078	16,647
Share-based compensation	18,450	8,871	11,481
Unrealized (gain) loss on derivatives, net	148,027	(85,262)	(634)
Changes in assets and liabilities:
Accounts receivable	(30,385)	58,892	(31,805)
Inventories	113,868	(172,025)	25,262
Prepaid expenses and other current assets	14,646	(14,063)	(7,264)
Insurance receivable	11	(2,445)	(2,570)
Insurance Receivable	703
Other long-term assets	2,188	(1,267)	(58)
Accounts payable	(101,253)	7,138	39,622
Accrued expenses and other current liabilities	4,354	(6,916)	7,085
Accrued environmental liabilities	138	(1,093)	(220)
Other long-term liabilities	83	1,232
Net cash provided by operating activities	917,274	352,696	167,046
Cash flows from investing activities:
Capital expenditures	(120,222)	(68,826)	(21,169)
Proceeds from sale of assets	451	52	37
Acquisition of Gary-Williams		(587,122)
Net cash used in investing activities	(119,771)	(655,896)	(21,132)
Cash flows from financing activities:
Revolving debt payments			(60,000)
Revolving debt borrowings			60,000
Proceeds, gross of original issue premium on issuance of senior notes		206,000
Proceeds, net of original issue discount on issuance of senior notes			485,693
Proceeds, gross on issuance of CVR Refining's senior notes	500,000
Principal payments on long-term debt			(479,503)
Principal payments on senior secured notes	(478,679)	(2,700)	(27,500)
Payment of capital lease obligations	(960)
Payment of deferred financing costs	(12,793)	(10,308)	(8,775)
Deferred costs associated with the initial public offering	(3,073)
Net contributions from (distributions to) parent	(651,598)	110,626	(116,251)
Net cash used in financing activities	(647,103)	303,618	(146,336)
Net increase in cash and cash equivalents	150,400	418	(422)
Cash and cash equivalents, beginning of period	2,745	2,327	2,749
Cash and cash equivalents, end of period	153,145	2,745	2,327
Supplemental disclosures
Cash paid for interest net of capitalized interest of $1.0 and $1.2 in 2013 and 2012, respectively	75,232	43,844	44,770
Non-cash investing and financing activities:
Accrual of construction in progress additions	17,545	15,348	(376)
Reduction of proceeds for underwriting discount and financing costs	$ 7,500	$ 4,000	$ 10,287